Debt, Cash and Cash Equivalents - Summary of Reconciliation of Carrying Amount to Value on Redemption (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	[1],[2]
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	€ 22,007	€ 14,326	[1]	€ 16,815	[1]
Short-term debt and current portion of long-term debt	2,633	1,275	[1]	1,764	[1]
Interest rate and currency derivatives used to manage debt	(54)	(133)		(70)
Total debt	24,586	15,468		18,509
Cash and cash equivalents	(6,925)	(10,315)	[1],[2]	(10,273)	[1],[2]	€ (9,148)
Interest rate and currency derivatives used to manage cash and cash equivalents	(33)	8		(2)
Net debt	17,628	5,161		8,234
Amortized cost [member]
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	108
Total debt	108
Net debt	108
Adjustment to debt measured at fair value [member]
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	(44)
Short-term debt and current portion of long-term debt	(20)
Interest rate and currency derivatives used to manage debt	42
Total debt	(22)
Net debt	(22)
Value on redemption [member]
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	22,071	14,309		16,765
Short-term debt and current portion of long-term debt	2,613	1,275		1,764
Interest rate and currency derivatives used to manage debt	(12)	(83)		20
Total debt	24,672	15,501		18,549
Cash and cash equivalents	(6,925)	(10,315)		(10,273)
Interest rate and currency derivatives used to manage cash and cash equivalents	(33)	8		(2)
Net debt	€ 17,714	€ 5,194		€ 8,274

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).
[2]	For 2016, the cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated by the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.